SCOPE OF CONSOLIDATION - Impairment of Associates and Joint Ventures (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges		$ 211	$ 0	$ 132
DHS Group
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges	$ 211	$ 211